TAXATION (Schedule of Deferred Taxes) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Deferred tax assets, current portion
Accrued expenses		$ 136	¥ 883	¥ 3,826
Allowance for doubtful accounts		246	1,595	697
Deferred revenue, current		153	991	1,002
Others		133	864	726
Net deferred tax assets, current portion		669	4,333	6,251
Valuation allowance		(128)	(832)	(866)
Net deferred tax assets, current portion		540	3,501	5,385
Deferred tax liabilities, current portion
Deferred cost, current portion		(199)	(1,289)	(618)
Revenue generated from financing lease		(311)	(2,014)	(2,439)
Total deferred tax liabilities, current portion		(510)	(3,303)	(3,057)
Deferred tax assets, current portion, net	[1]	378	2,447	3,556
Deferred tax liabilities, current portion, net	[1]	(347)	(2,249)	(1,228)
Deferred tax assets, non-current portion
Depreciation and amortization		4,965	32,164	22,683
Deposits for non-current assets		856	5,548	5,548
Intangible assets		143	929	972
Deferred revenue, non-current portion		25	161	337
Long term receivables		67	432	¥ 432
Property, plant and equipment impairment		891	5,771
Capital allowances		67	437
Net operating loss	[2]	6,043	39,145	¥ 6,659
Others		27	177	1,250
Deferred tax assets non-current		13,084	84,764	37,881
Valuation allowance		(6,157)	(39,882)	(5,668)
Net deferred tax assets, non-current portion		6,927	44,882	32,213
Deferred tax liabilities, non-current portion
Deferred costs		(317)	(2,056)	(3,198)
Intangible assets		(1,361)	(8,819)	(6,098)
Property, plant and equipment		$ (356)	¥ (2,303)	(12,015)
GZ Proton share transfer				¥ (8,000)
Disposal of JWYK		$ (528)	¥ (3,422)
AMT transfer Tianjin Concord Medical Technology Limited loss		(869)	(5,632)
Long-term deferred assets		(208)	(1,350)
Withholding tax on PRC subsidiaries' undistributed earnings		(5,276)	(34,175)	¥ (35,946)
Equity investment		(1,014)	(6,569)
Total deferred tax liabilities, non-current portion		(9,929)	(64,326)	¥ (65,257)
Deferred tax assets, non-current portion, net	[3]	4,487	29,069	17,183
Deferred tax liabilities, non-current portion, net	[3]	$ (7,489)	¥ (48,513)	¥ (50,227)

[1]	As at December 31, 2014 and 2015, deferred tax assets, current portion of approximately RMB1,829 and RMB1,053 (US$163) have been offset against deferred tax liabilities, current portion relating to a particular tax-paying component of an enterprise and within a particular tax jurisdiction, respectively.
[2]	As of December 31, 2015, the Company had net operating losses from several of its PRC and oversea entities of RMB228,176(US$35,224), which can be carried forward to offset future taxable profit. The net operating loss carry forwards as of December 31, 2015 will expire in years 2016 to 2020 if not utilized.
[3]	As at December 31, 2014 and 2015, deferred tax assets, non-current portion of approximately RMB15,030 and RMB15,811(US$2,441) have been offset against deferred tax liabilities, non-current portion relating to a particular tax-paying component of an enterprise and within a particular tax jurisdiction, respectively.